Contingencies	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingencies	Commitment and Contingencies
(a) Capital commitments

As at December 31, 2023, the Company has capital commitments, which is net of advances to suppliers, of $122.6 million through contracts and purchase orders which are expected to be incurred over a six-year period. In the normal course of operations, the Company may also enter into long-term contracts which can be cancelled with certain agreed customary notice periods without material penalties.

(b) Contingencies

Due to the size, complexity and nature of the Company’s operations, it is subject to various investigations, claims, legal and tax proceedings covering matters that arise in the ordinary course of business. Based on the opinion of the Company's legal advisers, management considers provisions for its outstanding and pending legal claims to be adequate.

Each of these matters is subject to various uncertainties and it is possible that some of these matters may resolve unfavourably to the Company. In the opinion of management, based upon the information currently available, none of these matters are expected to have a material adverse effect on the results of operations or financial conditions of the Company. In the event that management’s estimate of the future resolution of these matters changes, the Company will recognize the effect of these changes in its consolidated financial statements in the period in which such changes occur. As at December 31, 2023, the Company has recognized a provision related to certain matters of $1.6 million (December 31, 2022 - $1.6 million).

There are five administrative claims (2022 – five claims) filed by the Nacional Mining Agency regarding alleged differences in the calculation of certain sales taxes on mining revenue by MCSA. As at December 31, 2023, the estimated impact of the claims is $4.8 million (December 31, 2022 - $4.4 million). The Company, based on the opinion of its legal advisors, does not believe such claims will result in a probable cash outflow and as such no provision is recognized.